UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Avery Capital Management LLC
Address: 909 Third Avenue 29th Floor
New York, New York 10022


Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Barry P. Newburger
Title: Senior Managing Member
Phone: 212-350-5161

Signature, Place, and Date of Signing:

Barry P. Newburger	New York, New York	01/30/2004
[Signature] 	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-05447 Avery Advisors LLC



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F SUMMARY PAGE



        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         01

Form13F Information Table Entry Total:     120

Form13F Information Table Value Total:     $193,012,000 (thousands)










































UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F INFORMATION TABLE




Abington BancCOM      00350P10 46 1200SH   Defin01 120000
AdvancePCS   COM      00790K1026850897SH   Defin015089700
AdvancePCS   COM      00790K1010519931SH   Sole   1993100
Alcan - EUR  COM      0137161017637618SH   Defin013761800
Alcan - EUR  COM      0137161080117063SH   Sole   1706300
Amerco       COM      02358610192 8950SH   Defin01 895000
Amerco       COM      02358610 81 3750SH   Sole    375000
Avnet Inc    COM      0538071028913321SH   Sole   1332100
BB&T Corp    COM      0549371049312770SH   Sole   1277000
BSB Bancorp  COM      0556521028873023SH   Defin017302300
BSB Bancorp  COM      0556521010627009SH   Sole   2700900
Burlington ReCOM      1220141035464075SH   Sole   6407500
Cole NationalCL A     1932901061530750SH   Defin013075000
Cole NationalCL A     1932901022911450SH   Sole   1145000
Concerto     COM      20602T1019616423SH   Defin011642300
Concerto     COM      20602T1073161000SH   Sole   6100000
Concord EFS  COM      2061971064049342SH   Defin014934200
Concord EFS  COM      2061971024919557SH   Sole   1955700
Connecticut BCOM      2075401019137238SH   Defin013723800
Connecticut BCOM      2075401083616216SH   Sole   1621600
Dial Corp    COM      25247D1025690000SH   Defin019000000
Dial Corp    COM      25247D1085430000SH   Sole   3000000
Duane Reade  COM      2635781016094900SH   Defin019490000
Duane Reade  COM      2635781059435100SH   Sole   3510000
Fifth Third BCOM      3167731019533114SH   Sole   3311400
First Essex BCOM      3201031078213450SH   Defin011345000
First Essex BCOM      3201031029751141SH   Sole   5114100
First SentineCOM      33640T1038218068SH   Defin011806800
First SentineCOM      33640T1012760228SH   Sole   6022800
FirstFed AmerCOM      3379291012447700SH   Defin014770000
FirstFed AmerCOM      3379291023590546SH   Sole   9054600
Fleetboston FCOM      3390301049911438SH   Defin011143800
Fleetboston FCOM      3390301045810494SH   Sole   1049400
Forest Oil CoCOM PAR $3460917015052783SH   Sole   5278300
Franklin FinaCOM NEW  3535232010534400SH   Defin013440000
Franklin FinaCOM NEW  3535232049916296SH   Sole   1629600
Fuelcell EnerCOM      35952H1035527278SH   Sole   2727800
Put 100 GE @ COM      36960410  641400SHPUTDefin014140000
Put 100 GE @ COM      36960410  318600SHPUTSole   1860000
Globespan VirCOM      37957V1040970059SH   Defin017005900
Globespan VirCOM      37957V1016127568SH   Sole   2756800
Greenpoint FiCOM      3953841085324150SH   Defin012415000
Greenpoint FiCOM      3953841038310850SH   Sole   1085000
HSBC - ADRs  SPON ADR 4042804019024176SH   Sole   2417600
Holly Corp.  COM PAR $4357583025593025SH   Defin019302500
Holly Corp.  COM PAR $4357583011642269SH   Sole   4226900
I-Stat Corp  COM      4503121038525210SH   Defin012521000
I-Stat Corp  COM      4503121012682500SH   Sole   8250000
Interchange FCOM      4584471047918925SH   Defin011892500
Interchange FCOM      45844710210 8305SH   Sole    830500
Intercept IncCOM      45845L1011710425SH   Defin011042500
Intercept IncCOM      45845L10 52 4575SH   Sole    457500
Klamath FirstCOM      49842P1013049682SH   Defin014968200
Klamath FirstCOM      49842P1058822364SH   Sole   2236400
Put 100 LMT @COM      53983010  415000SHPUTDefin011500000
Put 100 LMT @COM      53983010  1 5000SHPUTSole    500000
MAF Bancorp  COM      55261R1017441538SH   Sole   4153800
Metal ManagemCOM NEW  5910972091124681SH   Defin012468100
Metal ManagemCOM NEW  59109720352 9545SH   Sole    954500
Mid-Atlantic COM      59523C1031348359SH   Defin014835900
Mid-Atlantic COM      59523C1011818241SH   Sole   1824100
Mips TechnoloCOM      6045671077114009SH   Sole   1400900
MONY Group InCOM      6153371015750175SH   Defin015017500
MONY Group InCOM      6153371052316725SH   Sole   1672500
Moore WallaceCOM      6158571048325805SH   Defin012580500
Moore WallaceCOM      6158571021211324SH   Sole   1132400
New Focus    COM      6443831026953610SH   Defin015361000
New Focus    COM      6443831011523039SH   Sole   2303900
North Coast ECOM NEW  6586497017316181SH   Defin011618100
North Coast ECOM NEW  65864970 78 7269SH   Sole    726900
North Fork BaCOM      6594241049812296SH   Defin011229600
North Fork BaCOM      65942410277 6854SH   Sole    685400
Open Text - UCOM      68371510132 6900SH   Defin01 690000
Open Text - UCOM      68371510 59 3100SH   Sole    310000
Pacific CrestCOM      6941661014556304SH   Defin015630400
Pacific CrestCOM      6941661057422196SH   Sole   2219600
Pan Pacific  COM      69806L1077016163SH   Sole   1616300
Plains ResourCOM PAR $7265405018611625SH   Defin011162500
Plains ResourCOM PAR $7265405074646500SH   Sole   4650000
Powerwave TecCOM      7393631021427600SH   Defin012760000
Powerwave TecCOM      73936310 9612400SH   Sole   1240000
Rayonier Inc COM      7549071018945650SH   Defin014565000
Rayonier Inc COM      7549071018243918SH   Sole   4391800
Raytheon Co-CCOM NEW  7551115043014333SH   Sole   1433300
Right ManagemCOM      7665731028015027SH   Defin011502700
Right ManagemCOM      7665731010757721SH   Sole   5772100
Savient PharmCOM      80517Q1020143565SH   Defin014356500
Savient PharmCOM      80517Q10 9119789SH   Sole   1978900
Sicor Inc.   COM      8258461054820149SH   Defin012014900
Sicor Inc.   COM      8258461021679409SH   Sole   7940900
Soundview TecCOM NEW  83611Q4034122045SH   Defin012204500
Soundview TecCOM NEW  83611Q4015399146SH   Sole   9914600
Staten IslandCOM      8575501046820824SH   Defin012082400
Staten IslandCOM      8575501019385851SH   Sole   8585100
Summit       COM      86600T1079020100SH   Defin012010000
Summit       COM      86600T1026367002SH   Sole   6700200
Systems & ComCOM      8718731019111725SH   Defin011172500
Systems & ComCOM      8718731074945750SH   Sole   4575000
TMBR/ Sharp DCOM      87257P1016988700SH   Defin018870000
TMBR/ Sharp DCOM      87257P1010153100SH   Sole   5310000
Titan Corp   COM      8882661044520647SH   Defin012064700
Titan Corp   COM      8882661014767825SH   Sole   6782500
Travelers ProCL A     89420G1030918455SH   Defin011845500
Travelers ProCL A     89420G1013279149SH   Sole   7914900
Travelers ProCL B     89420G4019511505SH   Defin011150500
Travelers ProCL B     89420G4057633942SH   Sole   3394200
Troy Group   COM      89733N1011036600SH   Defin013660000
Troy Group   COM      89733N10 5016800SH   Sole   1680000
United NationCOM      9109091016947153SH   Defin014715300
United NationCOM      9109091059716646SH   Sole   1664600
United GlobalCL A     9132475019422945SH   Sole   2294500
Vans Inc.    COM      9219301041636500SH   Defin013650000
Vans Inc.    COM      9219301015413500SH   Sole   1350000
Veeco InstrumCOM      9224171063422500SH   Defin012250000
Veeco InstrumCOM      92241710211 7500SH   Sole    750000
Virage Logic COM      92763R1052251375SH   Defin015137500
Virage Logic COM      92763R1022622266SH   Sole   2226600
Wellpoint HeaCOM      94973H1061963911SH   Defin016391100
Wellpoint HeaCOM      94973H1023624389SH   Sole   2438900
Wells Fargo &COM      9497461041871109SH   Sole   7110900